Trading Advisors and the Trading Companies - Additional Information (Detail) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Oct. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading quarterly advisor incentive fee, on trading profits			20.00%
Trading Company brokerage fees and transaction cost rate basis as a percentage charged to retail commodity customers			100.00%
Trading company monthly administrative fee			0.03%
Trading company annual administrative fee rate			0.35%
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	43.30%		43.30%		38.30%
Management fee, monthly basis			0.125%
Management fee, annual basis			1.50%
Morgan Stanley Smith Barney TT II, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	37.90%		37.90%		32.70%
Management fee, monthly basis	0.0833%			0.1042%
Management fee, annual basis	1.00%			1.25%
Morgan Stanley Smith Barney TT II, LLC [Member] | Less Than $400,000,000 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis		0.125%				0.1667%
Management fee, annual basis		1.50%				2.00%
Morgan Stanley Smith Barney TT II, LLC [Member] | Less Than $400,000,000 [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets		$ 400,000,000				$ 400,000,000
Morgan Stanley Smith Barney TT II, LLC [Member] | Equal to or Greater Than $400,000,000 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis		0.1042%				0.1458%
Management fee, annual basis		1.25%				1.75%
Morgan Stanley Smith Barney TT II, LLC [Member] | Equal to or Greater Than $400,000,000 [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets		$ 400,000,000				$ 400,000,000
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	18.80%		18.80%		29.00%
Management fee, monthly basis			0.125%
Management fee, annual basis			1.50%
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Less Than or Equal to $60 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.25%
Management fee, annual basis					3.00%
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Less Than or Equal to $60 Million [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 60,000,000
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to $120 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.156%
Management fee, annual basis					1.875%
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to $120 Million [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 60,000,000
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to $120 Million [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 120,000,000
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $120 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.125%
Management fee, annual basis					1.50%
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $120 Million [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 120,000,000
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	21.80%		21.80%		16.80%
Management fee, monthly basis			0.125%
Management fee, annual basis			1.50%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	19.00%		19.00%		13.70%
Management fee, monthly basis	0.0833%			0.1042%
Management fee, annual basis	1.00%			1.25%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | Less Than $400,000,000 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis		0.125%				0.1667%
Management fee, annual basis		1.50%				2.00%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | Less Than $400,000,000 [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets		$ 400,000,000				$ 400,000,000
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | Equal to or Greater Than $400,000,000 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis		0.1042%				0.1458%
Management fee, annual basis		1.25%				1.75%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney TT II, LLC [Member] | Equal to or Greater Than $400,000,000 [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets		$ 400,000,000				$ 400,000,000
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	26.20%		26.20%		29.20%
Management fee, monthly basis			0.125%
Management fee, annual basis			1.50%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Less Than or Equal to $60 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.25%
Management fee, annual basis					3.00%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Less Than or Equal to $60 Million [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 60,000,000
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to $120 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.156%
Management fee, annual basis					1.875%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to $120 Million [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 60,000,000
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $60 Million and Less Than or Equal to $120 Million [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 120,000,000
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $120 Million [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Management fee, monthly basis					0.125%
Management fee, annual basis					1.50%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member] | Greater Than $120 Million [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning net assets					$ 120,000,000
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Aspect I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	16.40%		16.40%		9.60%
Management fee, monthly basis			0.125%
Management fee, annual basis			1.50%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Altis I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	14.70%		14.70%		13.50%
Management fee, monthly basis			0.1042%
Management fee, annual basis			1.25%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investment in trading companies	1.90%		1.90%		17.20%
Management fee, monthly basis			0.1667%
Management fee, annual basis			2.00%